Stock Incentive Plans - Fair Value of Options Using Black-Scholes (Details) - Employee Stock Option - $ / shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	[1]	1.37%	1.47%	1.65%
Expected volatility	[2]	18.07%	19.92%	30.96%
Risk-free interest rate	[3]	1.24%	1.35%	0.73%
Expected life (in years)	[4]	4 years 2 months 12 days	4 years	4 years 8 months
Weighted-average grant date fair value (in dollars per share)		$ 14.01	$ 11.04	$ 12.50

[1]	The dividend yield is based on annual dividends paid and the fair market value of the Company’s stock at the grant date.
[2]	The expected volatility is estimated using the Company’s historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.
[3]	The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.
[4]	The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.